UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21756
                                                    ----------------------------

                     FIRST TRUST STRATEGIC HIGH INCOME FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 241-4141
                                                          ---------------

                      Date of fiscal year end: OCTOBER 31
                                              -----------

                   Date of reporting period: JANUARY 31, 2006
                                            -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


FIRST TRUST STRATEGIC HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)

  PRINCIPAL                                                                                 MARKET
    VALUE                                     DESCRIPTION                                    VALUE
--------------  --------------------------------------------------------------------   ---------------
ASSET-BACKED SECURITIES - 63.1%

$    2,000,000  ACE Securities Corp., Home Equity Loan Trust,
                   Series 2003-OP1, Class B, 6.00%, 12/25/33+ ......................   $     1,936,333
     2,000,000  ACE Securities Corp., Home Equity Loan Trust,
                   Series 2005-HE5, Class M10, 7.38%, 8/25/35**+ ...................         1,799,717
     5,000,000  ACLC Business Loan Receivables Trust, Series 1999-1,
                   Class A3, 7.39%, 8/15/20** ......................................         4,550,590
     1,499,907  ACLC Business Loan Receivables Trust, Series 1999-2,
                   Class D, 9.35%, 1/15/21** .......................................         1,392,973
     8,994,000  AerCo Ltd., Series 1X, Class 1, 5.82%, 7/15/23**+. .................         3,153,521
     7,278,431  Aircraft Finance Trust, Series 1999-1A, Class A2,
                   4.97%, 5/15/24+ .................................................         6,737,097
     3,000,000  Aspen Funding I, Ltd., Series 2002-1A, Class A3L,
                   6.15%, 7/10/37**+ ...............................................         2,310,000
     2,000,000  Atherton Franchisee Loan Funding, Series 1998-A,
                   Class C, 7.08%, 5/15/20** .......................................         1,786,911
     8,117,945  Conseco Finance Securitizations Corp., Series 1999-6,
                   Class M1, 7.96%, 6/01/30** ......................................           811,794
     8,000,000  EMAC Owner Trust, LLC, Series 1998-1,
                   Class A3, 6.63%, 1/15/25** ......................................         5,604,643
     9,776,986  EMAC Owner Trust, LLC, Series 2000-1,
                   Class A2, 7.43%, 1/15/27**+ .....................................         5,725,648
        62,999  Empire Funding Home Loan Owner Trust, Series 1998-1,
                   Class B2, 10.24%, 6/25/24+ ......................................            62,631
     3,000,000  Equinox Funding, Series 1A, Class D, 11.45%, 11/15/12**+ ...........         1,441,875
     4,905,000  Falcon Franchise Loan Trust, Series 2000-1,
                   Class E, 6.50%, 4/05/16** .......................................         3,934,188
     4,231,000  Falcon Franchise Loan Trust, Series 2003-1,
                   Class E, 6.00%, 1/05/25** .......................................         2,948,106
     5,000,000  FFCA Secured Lending Corp., Series 1998-1,
                   Class D1, 7.81%, 10/18/25** .....................................         4,544,921
     5,000,000  FFCA Secured Lending Corp., Series 1999-2,
                   Class B1, 8.27%, 5/18/26** ......................................         2,878,790
     3,818,000  FMAC Loan Receivables Trust, Series 1997-A,
                   Class C, 7.90%, 4/15/19** .......................................         3,395,956
     3,087,522  FMAC Loan Receivables Trust, Series 1997-B,
                   Class A, 6.85%, 9/15/19** .......................................         2,942,089
     3,800,000  FMAC Loan Receivables Trust, Series 1997-C,
                   Class B, 7.15%, 12/15/19** ......................................         2,469,174
     1,000,000  Forte CDO (Cayman) Ltd., Series B, Senior Secured Note,
                   8.04%, 4/12/13** ................................................           937,285
       580,581  Green Tree Financial Corp., Series 1997-4,
                   Class B1, 7.23%, 2/15/29 ........................................            95,449
     1,000,000  Green Tree Financial Corp., Series 1998-4,
                   Class M1, 6.83%, 4/01/30. .......................................           375,000
     6,000,000  Green Tree Financial Corp., Series 1999-2,
                   Class M1, 6.80%, 12/01/30. ......................................         1,856,813
     2,500,000  Green Tree Financial Corp., Series 1999-3,
                   Class M1, 6.96%, 2/01/31. .......................................           616,084


                See Notes to Quarterly Portfolio of Investments.          Page 1

FIRST TRUST STRATEGIC HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JANUARY 31, 2006 (UNAUDITED)

  PRINCIPAL                                                                                 MARKET
    VALUE                                     DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------   ---------------
ASSET-BACKED SECURITIES - (CONTINUED)

$     11,297,000  Green Tree Financial Corp., Series 1999-4,
                     Class M1, 7.60%, 5/01/31. .......................................   $     1,369,141
       9,597,392  Green Tree Financial Corp., Series 1999-5,
                     Class M1, 8.05%, 3/01/30. .......................................         1,060,140
      10,000,000  GreenPoint Manufactured Housing Contract Trust,
                     Series 1999-5, Class M2, 9.23%, 12/15/29. .......................         4,770,968
       5,000,000  GSAMP Trust, Series 2004-AR2, Class B4, 5.00%, 8/25/34**+ ..........         4,156,495
       1,490,444  Long Beach Mortgage Loan Trust, Series 2001-3,
                     Class M2, 5.33%, 9/25/31+. ......................................         1,367,962
       4,591,929  Long Beach Mortgage Loan Trust, Series 2002-1,
                     Class M3, 6.88%, 5/25/32+. ......................................         3,788,056
       7,000,000  North Street Referenced Linked Notes, Series 2000-2A,
                     Class B, 4.73%, 10/30/11**+ .....................................         6,164,375
       3,000,000  North Street Referenced Linked Notes, Series 2000-2A,
                     Class C, 5.29%, 10/30/11**+ .....................................         2,161,875
       1,000,000  Oakwood Mortgage Investors, Inc., Series 2002-B,
                     Class M1, 7.62%, 6/15/32. .......................................           297,500
       3,000,000  Park Place Securities, Inc., Series 2005-WHQ4,
                     Class M10, 7.03%, 9/25/35**+. ...................................         2,430,057
       4,566,000  Peachtree Franchise Loan LLC, Series 1999-A,
                     Class B, 7.55%, 1/15/21** .......................................         3,244,714
       3,201,952  Pegasus Aviation Lease Securitization III, Series 2001-1A,
                     Class A3, 5.10%, 3/10/14**+ .....................................         2,595,583
       6,000,000  Soundview Home Equity Loan Trust, Series 2005-A,
                     Class B2, 7.38%, 4/25/35**+ .....................................         5,224,047
       5,000,000  Summit CBO I, Ltd., Series 1A, Class B, 5.59%, 5/23/11**+ ..........         1,335,625
       5,000,000  United Capital Aviation Trust, Series 2005-1, Class B1A,
                     Zero coupon, 7/15/31** ..........................................         1,428,125
                                                                                         ---------------
                  TOTAL ASSET-BACKED SECURITIES  .....................................       105,702,251
                  (Cost $105,514,519)                                                    ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.5%

       4,999,828  HarborView Mortgage Loan Trust, Series 2005-9,
                     Class B10, 6.24%, 6/20/35+ ......................................         4,165,217
                                                                                         ---------------
                  TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS ..........................         4,165,217
                  (Cost $4,125,316)                                                      ---------------

COMMERCIAL MORTGAGE-BACKED SECURITIES - 13.3%

       1,171,422  Banc of America Commercial Mortgage Inc.,
                     Series 2000-1, Class M, 6.00%, 11/15/31** .......................           904,525
       2,878,166  Banc of America Structured Securities Trust,
                     Series 2002-X1, Class O, 7.00%, 10/11/33** ......................         2,523,550
       2,878,166  Banc of America Structured Securities Trust,
                     Series 2002-X1, Class P, 7.00%, 10/11/33** ......................         2,049,087


Page 2          See Notes to Quarterly Portfolio of Investments.

FIRST TRUST STRATEGIC HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JANUARY 31, 2006 (UNAUDITED)

  PRINCIPAL                                                                                MARKET
    VALUE                                   DESCRIPTION                                    VALUE
--------------  ------------------------------------------------------------------    ---------------
COMMERCIAL MORTGAGE-BACKED SECURITIES - (CONTINUED)

$    1,000,000  GMAC Commercial Mortgage Securities, Inc.,
                   Series 1999-C3, Class G, 6.97%, 8/15/36** .....................    $       879,180
   113,903,330  Government National Mortgage Association, IO,
                   Series 2003-47, Class XA, 0.02%, 6/16/43+ .....................          6,181,887
    22,386,886  Government National Mortgage Association, IO,
                   Series 2003-59, Class XA, 0.62%, 6/16/34+ .....................          1,997,947
     7,000,000  GS Mortgage Securities Corp. II, Series 1998-C1,
                   Class H, 6.00%, 10/18/30** ....................................          3,434,375
     3,025,000  LB-UBS Commercial Mortgage Trust, Series 2001-C7,
                   Class Q, 5.87%, 11/15/33** ....................................          2,143,951
     2,950,353  LB-UBS Commercial Mortgage Trust, Series 2001-C7,
                   Class S, 5.87%, 11/15/33** ....................................          1,504,349
       968,400  Morgan Stanley Capital I Inc., Series 1999-WF1,
                   Class M, 5.91%, 11/15/31** ....................................            610,739
                                                                                      ---------------
              TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES ........................         22,229,590
              (Cost $21,900,871)                                                      ---------------

CORPORATE BONDS AND NOTES - 12.9%

       500,000  Alliance One International, Inc., Senior Note, 11.00%, 5/15/12** .            457,500
     2,000,000  American Color Graphics, Inc., Senior Secured Note,
                   10.00%, 6/15/10 ...............................................          1,460,000
     3,500,000  Citisteel USA, Inc., Senior Secured Note, 11.55%, 9/01/10**+. ....          3,543,750
     2,000,000  Dana Corp., Senior Note, 6.50%, 3/15/08. .........................          1,640,000
     1,500,000  Elgin National Industries, Inc., Series B,
                   Company Guarantee, 11.00%, 11/01/07 ...........................          1,447,500
     1,500,000  Evergreen International Aviation, Inc., Senior Secured Note,
                   12.00%, 5/15/10 ...............................................          1,376,250
     2,000,000  GSI Group Inc., Senior Note, 12.00%, 5/15/13** ...................          2,020,000
     2,000,000  InSight Health Services Corp., Series B, Company Guarantee,
                   9.88%, 11/01/11 ...............................................          1,350,000
     2,300,000  Interactive Health, LLC, Senior Note, 7.25%, 4/01/11** ...........          1,805,500
       500,000  Metallurg Holdings, Inc., Senior Secured Note,
                   10.50%, 10/01/10** ............................................            507,500
     2,000,000  Motors and Gears Holdings Inc., Series D, Senior Note,
                   10.75%, 11/15/06 ..............................................          1,955,000
     1,000,000  Mrs. Fields Famous Brands, LLC, Company Guarantee,
                   9.00%, 3/15/11 ................................................            725,000
     1,000,000  TriMas Corp., Company Guarantee, 9.88%, 6/15/12 ..................            860,000
     1,000,000  Uno Restaurant Holdings Corp., Senior Note, 10.00%, 2/15/11** ....            847,500
     2,000,000  Wolverine Tube, Inc., Senior Note, 7.38%, 8/01/08** ..............          1,550,000
                                                                                      ---------------
                TOTAL CORPORATE BONDS AND NOTES ..................................         21,545,500
                (Cost $22,487,493)                                                    ---------------


                See Notes to Quarterly Portfolio of Investments.          Page 3

FIRST TRUST STRATEGIC HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JANUARY 31, 2006 (UNAUDITED)

                                                                                         MARKET
   SHARES                                   DESCRIPTION                                  VALUE
--------------  ----------------------------------------------------------------    --------------
PREFERRED SECURITIES - 4.4%

     1,450,000  Ajax Ltd., Series 2A** .........................................     $     821,062
     2,000,000  Ajax Ltd., Series 2X** .........................................         1,132,500
     3,000,000  Pro Rata Funding Ltd. Inc.** ...................................         2,370,000
     3,000,000  Soloso CDO Ltd., Series 2005-1** ...............................         2,985,000
                                                                                     -------------
                TOTAL PREFERRED SECURITIES .....................................         7,308,562
                (Cost $7,301,680)                                                    -------------

                TOTAL INVESTMENTS - 96.2% ......................................       160,951,120
                (Cost $161,329,879)*
                NET OTHER ASSETS AND LIABILITIES - 3.8% ........................         6,376,905
                                                                                     -------------
                NET ASSETS - 100.0% ............................................     $ 167,328,025
                                                                                     =============

--------------------------------------
      * Aggregate cost for federal income tax and financial reporting purposes.

      ** Securities are restricted and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2006, these securities amounted to $113,459,145, or 67.81% of net assets (Note 1C).

      + Variable rate security. The interest rate shown reflects the rate in effect at January 31, 2006.

      IO    Interest only


Page 4          See Notes to Quarterly Portfolio of Investments.

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS - (UNAUDITED)
--------------------------------------------------------------------------------

                     FIRST TRUST STRATEGIC HIGH INCOME FUND
                                JANUARY 31, 2006

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the First Trust Strategic High Income Fund (the "Fund") is computed based upon the value of the Fund's portfolio and other assets less any accrued liabilities. The NAV is determined as of the close of regular session trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund calculates NAV per Common Share by subtracting the Fund's liabilities (including accrued expenses, dividends payable and any borrowings of the Fund) from the Fund's Managed Assets (the value of the securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, or if events occurring after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, would materially affect NAV, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended (the "1940 Act").

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

C. RESTRICTED SECURITIES

The Fund may invest in restricted securities, which are defined as securities that may not be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions exempt from registration to qualified institutional buyers. As of January 31, 2006, the Fund held restricted securities as shown in the following table. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note
1A) and are not expressed as a discount to the carrying value of a comparable unrestricted security.

                                                                              ACQUISITION   CARRYING VALUE
SECURITY                                                                          DATE          PER UNIT           COST
--------                                                                          ----          --------           ----
ACE Securities Corp., Home Equity Loan Trust, Series 2005-HE5, Class M10          8/5/05      $    89.99      $  1,772,990
ACLC Business Loan Receivables Trust, Series 1999-1, Class A3                   10/13/05           91.01         4,607,830
ACLC Business Loan Receivables Trust, Series 1999-2, Class D                    10/13/05           92.87         1,404,269
AerCo Ltd., Series 1X, Class 1                                                  10/17/05           35.06         2,865,779
Ajax Ltd., Series 2A                                                            11/30/05            0.57           821,063
Ajax Ltd., Series 2X                                                            11/30/05            0.57         1,132,500
Alliance One International, Inc., Senior Note                                   11/18/05           91.50           433,805
Aspen Funding I, Ltd., Series 2002-1A, Class A3L                                  9/7/05           77.00         2,170,262
Atherton Franchisee Loan Funding, Series 1998-A, Class C                          8/4/05           89.35         1,738,811
Banc of America Commercial Mortgage Inc., Series 2000-1, Class M                  8/2/05           77.22           872,564
Banc of America Structured Securities Trust, Series 2002-X1, Class O              8/4/05           87.68         2,524,549

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS - (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST STRATEGIC HIGH INCOME FUND
                                JANUARY 31, 2006

                                                                           ACQUISITION      CARRYING VALUE
SECURITY                                                                       DATE             PER UNIT           COST
--------                                                                       ----             --------           ----
Banc of America Structured Securities Trust, Series 2002-X1, Class P           8/4/05         $    71.19       $ 2,029,485
Citisteel USA, Inc., Senior Secured Note                                      8/19/05             101.25         3,492,996
Conseco Finance Securitizations Corp., Series 1999-6, Class M1                8/23/05              10.00           796,400
EMAC Owner Trust, LLC, Series 1998-1, Class A3                                 8/3/05              70.06         5,550,922
EMAC Owner Trust, LLC, Series 2000-1, Class A2                                 8/3/05              58.56         5,637,905
Equinox Funding, Series 1A, Class D                                            8/3/05              48.06         1,470,000
Falcon Franchise Loan Trust, Series 2000-1, Class E                            8/9/05              80.21         3,932,667
Falcon Franchise Loan Trust, Series 2003-1, Class E                           8/18/05              69.68         2,985,712
FFCA Secured Lending Corp., Series 1998-1, Class D1                           8/25/05              90.90         4,437,119
FFCA Secured Lending Corp., Series 1999-2, Class B1                            8/2/05              57.58         2,900,981
FMAC Loan Receivables Trust, Series 1997-A, Class C                           8/25/05              88.95         3,408,407
FMAC Loan Receivables Trust, Series 1997-B, Class A                            8/4/05              95.29         2,968,242
FMAC Loan Receivables Trust, Series 1997-C, Class B                           8/23/05              64.98         2,474,039
Forte CDO (Cayman) Ltd., Series B, Senior Secured Note                         8/4/05              93.73           971,562
GMAC Commercial Mortgage Securities, Inc., Series 1999-C3, Class G            8/24/05              87.92           898,914
GS Mortgage Securities Corp. II, Series 1998-C1, Class H                       8/2/05              49.06         3,384,486
GSAMP Trust, Series 2004-AR2, Class B4                                        8/17/05              83.13         4,335,309
GSI Group, Inc., Senior Note                                                 11/21/05             101.00         2,072,820
Interactive Health, LLC, Senior Note                                          9/30/05              78.50         1,960,008
LB-UBS Commercial Mortgage Trust, Series 2001-C7, Class Q                     9/19/05              70.87         2,261,365
LB-UBS Commercial Mortgage Trust, Series 2001-C7, Class S                     9/29/05              50.99         1,477,608
Metallurg Holdings, Inc., Senior Secured Note                                 9/16/05             101.50           490,684
Morgan Stanley Capital I Inc., Series 1999-WF1, Class M                        8/3/05              63.07           588,186
North Street Referenced Linked Notes, Series 2000-2A, Class B                  8/3/05              88.06         5,805,798
North Street Referenced Linked Notes, Series 2000-2A, Class C                  8/3/05              72.06         1,831,158
Park Place Securities, Inc., Series 2005-WHQ4, Class M10                      8/26/05              81.00         2,331,753
Peachtree Franchise Loan LLC, Series 1999-A, Class B                          8/23/05              71.06         3,342,425
Pegasus Aviation Lease Securitization III, Series 2001-1A, Class A3            8/4/05              81.06         2,477,395
Pro Rata Funding Ltd. Inc.                                                   12/20/05               0.79         2,370,000
Soloso CDO Ltd., Series 2005-1                                                8/12/05               1.00         2,978,117
Soundview Home Equity Loan Trust, Series 2005-A, Class B2                      8/4/05              87.07         5,217,895
Summit CBO I, Ltd., Series 1A, Class B                                         8/3/05              26.71         1,342,115
United Capital Aviation Trust, Series 2005-1, Class B1A                        8/3/05              28.56         1,455,006
Uno Restaurant Holdings Corp., Senior Note                                    9/15/05              84.75           955,089
Wolverine Tube, Inc., Senior Note                                              8/3/05              77.50         1,758,318

                    2. UNREALIZED APPRECIATION/(DEPRECIATION)

As of January 31, 2006, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,489,333, and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,868,092.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST TRUST STRATEGIC HIGH INCOME FUND
            --------------------------------------------------------------------

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              MARCH 24, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              MARCH 24, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date              MARCH 24, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.